Common Shares - Additional Information (Detail) - shares	Dec. 31, 2021	Dec. 31, 2020
Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock shares issued	193,585,625	70,040,242
Common stock shares outstanding	193,585,625	70,040,242
Ordinary B Shares [Member]
Class of Stock [Line Items]
Common stock shares authorized	22,500,000	0
Common stock shares issued	18,500,000	0
Common stock shares outstanding	18,500,000	0